Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated condensed statements of comprehensive income [Abstract]
Profit for the period	$ 10,798	$ 4,486
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	132,433	20,043
Currency translation differences	(46,507)	(14,739)
Tax effect	(34,055)	(5,967)
Net income/(expense) recognized directly in equity	51,871	(663)
Cash flow hedges	23,395	30,443
Tax effect	(5,849)	(7,611)
Transfers to income statement	17,546	22,832
Other comprehensive income	69,417	22,169
Total comprehensive income for the period	80,215	26,655
Total comprehensive income attributable to non-controlling interests	(7,213)	(11,796)
Total comprehensive income attributable to the Company	$ 73,002	$ 14,859